Condensed Financial Information of the Parent Company (Details) - Schedule of Operations and Comprehensive Income - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operations and Comprehensive Income [Line Items]
REVENUES, NET
COSTS OF REVENUES	1,038	4,543
GROSS LOSS	(1,038)	(4,543)
OPERATING EXPENSES	1,175,517	2,125,071
LOSS FROM OPERATIONS	(1,176,555)	(2,129,614)
OTHER (EXPENSES) INCOME	(4,309)	58,440
LOSS BEFORE EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(1,180,864)	(2,071,174)
Equity in loss of subsidiaries and VIE	(3,270,598)	(2,637,975)
NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(4,451,462)	(4,709,149)
COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$ (4,451,462)	$ (4,709,149)